UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07237

Putnam Investment Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Sustainable Future Fund
Class A [PMVAX]	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Putnam Sustainable Future Fund returned 12.66%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.
Putnam Sustainable Future Fund	PAGE 1	38986-ATSA-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	12.66	-0.20	8.89
Class A (with sales charge)	6.18	-1.38	8.25
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%
Putnam Sustainable Future Fund	PAGE 2	38986-ATSA-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Future Fund	PAGE 3	38986-ATSA-0626

Putnam Sustainable Future Fund
Class C [PMPCX]	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Putnam Sustainable Future Fund returned 11.83%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.
Putnam Sustainable Future Fund	PAGE 1	38986-ATSC-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	11.83	-0.95	8.23
Class C (with sales charge)	10.88	-0.95	8.23
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective March 21, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%
Putnam Sustainable Future Fund	PAGE 2	38986-ATSC-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Future Fund	PAGE 3	38986-ATSC-0626

Putnam Sustainable Future Fund
Class R [PMVRX]	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Putnam Sustainable Future Fund returned 12.35%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.
Putnam Sustainable Future Fund	PAGE 1	38986-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	12.35	-0.46	8.61
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%
Putnam Sustainable Future Fund	PAGE 2	38986-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Future Fund	PAGE 3	38986-ATSR-0626

Putnam Sustainable Future Fund
Class R6 [PNOTX]	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Putnam Sustainable Future Fund returned 13.02%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.
Putnam Sustainable Future Fund	PAGE 1	38986-ATSR6-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	13.02	0.16	9.27
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective March 21, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%
Putnam Sustainable Future Fund	PAGE 2	38986-ATSR6-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Future Fund	PAGE 3	38986-ATSR6-0626

Putnam Sustainable Future Fund
Class Y [PMVYX]	Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class Y shares of Putnam Sustainable Future Fund returned 12.87%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.
Putnam Sustainable Future Fund	PAGE 1	38986-ATSY-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class Y	12.87	0.03	9.16
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 21, 2018, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%
Putnam Sustainable Future Fund	PAGE 2	38986-ATSY-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Future Fund	PAGE 3	38986-ATSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,112 in April 30, 2025 and $44,469 in April 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,691 in April 30, 2025 and $9,691 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $486,647 in April 30, 2025 and $1,557,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Sustainable Future
Fund
Financial Statements and Other Important Information
Annual | April 30, 2026
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 12
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 28
Tax Information 29
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.13 $20.38 $15.96 $17.08 $26.82
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.10) (0.08) (0.06) (0.15)
Net realized and unrealized gains (losses) ........... 2.43 0.35 4.50 (1.06) (5.87)
Total from investment operations .................... 2.35 0.25 4.42 (1.12) (6.02)
Less distributions from:
Net realized gains ............................. (2.56) (2.50) — — (3.72)
Net asset value, end of year ....................... $17.92 $18.13 $20.38 $15.96 $17.08
Total return
c
................................... 12.66% (0.66)% 27.69% (6.56)% (25.87)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.01% 1.02% 1.05% 1.06% 1.00%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.99% 1.02%
d
1.05%
d
1.06%
d
1.00%
d
Net investment (loss) ............................ (0.42)% (0.45)% (0.45)% (0.36)% (0.63)%
Supplemental data
Net assets, end of year (000’s) ..................... $256,905 $271,593 $306,864 $267,881 $323,726
Portfolio turnover rate ............................ 59% 80% 43% 43% 50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.28 $16.62 $13.12 $14.15 $23.02
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.20) (0.18) (0.14) (0.29)
Net realized and unrealized gains (losses) ........... 1.93 0.36 3.68 (0.89) (4.86)
Total from investment operations .................... 1.75 0.16 3.50 (1.03) (5.15)
Less distributions from:
Net realized gains ............................. (2.56) (2.50) — — (3.72)
Net asset value, end of year ....................... $13.47 $14.28 $16.62 $13.12 $14.15
Total return
c
................................... 11.83% (1.39)% 26.68% (7.28)% (26.40)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.76% 1.77% 1.80% 1.81% 1.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.74% 1.77%
d
1.80%
d
1.81%
d
1.75%
d
Net investment (loss) ............................ (1.17)% (1.20)% (1.20)% (1.10)% (1.38)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,327 $4,359 $5,946 $6,232 $8,581
Portfolio turnover rate ............................ 59% 80% 43% 43% 50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.94 $19.23 $15.10 $16.20 $25.69
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.14) (0.12) (0.09) (0.21)
Net realized and unrealized gains (losses) ........... 2.27 0.35 4.25 (1.01) (5.56)
Total from investment operations .................... 2.15 0.21 4.13 (1.10) (5.77)
Less distributions from:
Net realized gains ............................. (2.56) (2.50) — — (3.72)
Net asset value, end of year ....................... $16.53 $16.94 $19.23 $15.10 $16.20
Total return .................................... 12.35% (0.92)% 27.35% (6.79)% (26.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.26% 1.27% 1.30% 1.31% 1.25%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.27%
c
1.30%
c
1.31%
c
1.25%
c
Net investment (loss) ............................ (0.67)% (0.70)% (0.70)% (0.61)% (0.88)%
Supplemental data
Net assets, end of year (000’s) ..................... $5,255 $6,211 $6,508 $6,511 $7,931
Portfolio turnover rate ............................ 59% 80% 43% 43% 50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.73 $20.91 $16.32 $17.39 $27.15
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.01) (0.02) (0.02) —
c
(0.07)
Net realized and unrealized gains (losses) ........... 2.50 0.34 4.61 (1.07) (5.97)
Total from investment operations .................... 2.49 0.32 4.59 (1.07) (6.04)
Less distributions from:
Net realized gains ............................. (2.56) (2.50) — — (3.72)
Net asset value, end of year ....................... $18.66 $18.73 $20.91 $16.32 $17.39
Total return .................................... 13.02% (0.30)% 28.13% (6.15)% (25.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.65% 0.66% 0.68% 0.68% 0.65%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.64% 0.66%
d
0.68%
d
0.68%
d
0.65%
d
Net investment income (loss) ...................... (0.07)% (0.10)% (0.09)% 0.02% (0.28)%
Supplemental data
Net assets, end of year (000’s) ..................... $20,040 $20,072 $25,493 $21,136 $23,724
Portfolio turnover rate ............................ 59% 80% 43% 43% 50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Financial Highlights
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.54 $20.74 $16.21 $17.30 $27.05
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.04) (0.04) (0.02) (0.10)
Net realized and unrealized gains (losses) ........... 2.47 0.34 4.57 (1.07) (5.93)
Total from investment operations .................... 2.44 0.30 4.53 (1.09) (6.03)
Less distributions from:
Net realized gains ............................. (2.56) (2.50) — — (3.72)
Net asset value, end of year ....................... $18.42 $18.54 $20.74 $16.21 $17.30
Total return .................................... 12.87% (0.40)% 27.95% (6.30)% (25.68)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.76% 0.77% 0.80% 0.81% 0.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.74% 0.77%
c
0.80%
c
0.81%
c
0.75%
c
Net investment (loss) ............................ (0.17)% (0.20)% (0.20)% (0.11)% (0.38)%
Supplemental data
Net assets, end of year (000’s) ..................... $41,839 $46,615 $54,927 $52,393 $49,034
Portfolio turnover rate ............................ 59% 80% 43% 43% 50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Investment Funds
Schedule of Investments, April 30, 2026
Putnam Sustainable Future Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Aerospace & Defense 2.2%
Carpenter Technology Corp. ........................... United States 11,200 $ 4,795,840
a
Loar Holdings, Inc. .................................. United States 38,900 2,183,068
6,978,908
Beverages 2.0%
Keurig Dr. Pepper, Inc. ............................... United States 226,994 6,673,624
Biotechnology 3.6%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 18,080 5,595,579
a
Argenx SE , ADR .................................... Netherlands 3,500 2,736,020
a
Ascendis Pharma A/S ................................ Denmark 16,200 3,715,956
12,047,555
Building Products 4.3%
Allegion plc ........................................ United States 36,900 5,073,012
Simpson Manufacturing Co., Inc. ........................ United States 18,700 3,566,651
Trane Technologies plc ............................... United States 10,740 5,289,880
13,929,543
Capital Markets 2.7%
a
Coinbase Global, Inc. , A .............................. United States 9,460 1,776,304
KKR & Co., Inc. ..................................... United States 39,100 4,079,694
TPG, Inc. , A ....................................... United States 77,700 3,389,274
9,245,272
Commercial Services & Supplies 1.5%
a
Casella Waste Systems, Inc. , A ......................... United States 61,100 4,842,175
Construction & Engineering 4.9%
a
API Group Corp. .................................... United States 79,500 3,634,740
Quanta Services, Inc. ................................ United States 17,200 12,517,644
16,152,384
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 17,000 3,252,100
Consumer Staples Distribution & Retail 1.4%
a
Sprouts Farmers Market, Inc. .......................... United States 56,100 4,591,785
Diversified Consumer Services 1.8%
a
Bright Horizons Family Solutions, Inc. .................... United States 71,500 5,799,365
Electric Utilities 3.5%
Constellation Energy Corp. ............................ United States 12,820 4,012,660
NextEra Energy, Inc. ................................. United States 22,100 2,163,148
NRG Energy, Inc. ................................... United States 34,000 5,289,720
11,465,528
Electrical Equipment 8.7%
GE Vernova, Inc. .................................... United States 6,920 7,497,543
Vertiv Holdings Co. , A ................................ United States 63,600 20,891,964
28,389,507
Energy Equipment & Services 0.9%
Baker Hughes Co. , A ................................. United States 43,800 3,051,546
Entertainment 0.5%
a
ROBLOX Corp. , A ................................... United States 30,000 1,657,800

Putnam Investment Funds
Schedule of Investments
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 4.2%
HA Sustainable Infrastructure Capital, Inc. ................. United States 121,800 $ 5,109,510
Mastercard, Inc. , A .................................. United States 10,340 5,200,193
a
Toast, Inc. , A ....................................... United States 118,800 3,388,176
13,697,879
Food Products 0.6%
Hershey Co. (The) .................................. United States 10,600 1,968,844
Health Care Equipment & Supplies 5.9%
a
Dexcom, Inc. ....................................... United States 105,800 6,300,390
a
Edwards Lifesciences Corp. ........................... United States 57,700 4,817,950
a
IDEXX Laboratories, Inc. .............................. United States 8,940 5,013,552
a
Penumbra, Inc. ..................................... United States 9,840 3,212,563
19,344,455
Health Care Providers & Services 1.4%
Cencora, Inc. ...................................... United States 15,400 4,743,354
Health Care Technology 0.6%
a
Veeva Systems, Inc. , A ............................... United States 13,171 2,054,281
Hotels, Restaurants & Leisure 12.5%
a
Black Rock Coffee Bar, Inc. , A .......................... United States 215,800 2,650,024
a
Cava Group, Inc. .................................... United States 52,200 4,876,002
a
First Watch Restaurant Group, Inc. ...................... United States 314,318 4,123,852
Hilton Worldwide Holdings, Inc. ......................... United States 25,300 8,198,971
a
Life Time Group Holdings, Inc. ......................... United States 146,500 3,927,665
Royal Caribbean Cruises Ltd. .......................... United States 33,880 8,936,189
a
Viking Holdings Ltd. ................................. United States 99,100 8,117,281
40,829,984
Household Durables 2.4%
DR Horton, Inc. ..................................... United States 22,800 3,508,008
a
SharkNinja, Inc. .................................... United States 35,600 4,112,868
7,620,876
Independent Power and Renewable Electricity Producers 2.3%
Vistra Corp. ........................................ United States 48,100 7,592,104
Insurance 0.7%
Aon plc , A ......................................... United States 7,400 2,306,210
IT Services 1.1%
a
Snowflake, Inc. , A ................................... United States 25,400 3,466,338
Life Sciences Tools & Services 2.3%
a
Mettler-Toledo International, Inc. ........................ United States 2,650 3,383,016
Thermo Fisher Scientific, Inc. .......................... United States 8,820 4,224,427
7,607,443
Machinery 3.8%
Federal Signal Corp. ................................. United States 53,100 6,538,203
Xylem, Inc. ........................................ United States 50,600 5,978,896
12,517,099
Professional Services 1.0%
a
Planet Labs PBC ................................... United States 90,100 3,330,997
Semiconductors & Semiconductor Equipment 4.9%
ASML Holding NV , ADR .............................. Netherlands 4,040 5,813,519

Putnam Investment Funds
Schedule of Investments
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ..................................... United States 12,360 $ 5,159,435
Marvell Technology, Inc. .............................. United States 29,100 4,805,865
15,778,819
Software 7.7%
a
Cadence Design Systems, Inc. ......................... United States 13,320 4,390,139
a
Crowdstrike Holdings, Inc. , A ........................... United States 3,400 1,515,550
a
Datadog, Inc. , A .................................... United States 63,200 8,354,408
a
ServiceTitan, Inc. , A ................................. United States 35,035 2,083,181
a
Trimble, Inc. ....................................... United States 65,600 4,416,192
a
Tyler Technologies, Inc. ............................... United States 13,040 4,448,466
25,207,936
Specialty Retail 1.3%
a
Ulta Beauty, Inc. .................................... United States 8,200 4,407,336
Technology Hardware, Storage & Peripherals 0.7%
a
Everpure, Inc. , A .................................... United States 29,900 2,136,355
Textiles, Apparel & Luxury Goods 3.6%
a
Amer Sports, Inc. ................................... Finland 62,800 2,202,396
a
Birkenstock Holding plc ............................... Germany 137,400 5,322,876
a
On Holding AG , A ................................... Switzerland 116,400 4,145,004
11,670,276
Trading Companies & Distributors 3.6%
United Rentals, Inc. .................................. United States 5,400 5,183,136
WW Grainger, Inc. ................................... United States 5,680 6,596,468
11,779,604
Total Common Stocks (Cost $ 263,745,599 ) ...................................
326,137,282
Short Term Investments 0.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
b,c
U.S. Treasury Bills , 3 .56% , 7/16/26 ...................... United States 800,000 793,952
Total U.S. Government and Agency Securities (Cost $ 794,046 ) ..................
793,952
Shares
Management Investment Companies 0.4%
d,e
Putnam Short Term Investment Fund , Class P , 3.843% ....... United States 1,181,656 1,181,656
Total Management Investment Companies (Cost $ 1,181,656 ) ...................
1,181,656
Total Short Term Investments (Cost $ 1,975,702 ) ...............................
1,975,608
a
Total Investments (Cost $ 265,721,301 ) 100.2% ................................
$328,112,890
Other Assets, less Liabilities (0.2) % .........................................
(746,874)
Net Assets 100.0% .........................................................
$327,366,016
a a a

Putnam Investment Funds
Schedule of Investments
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to $131,002, representing less than 0.1% of net assets.
d
See Note 3 ( g ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments
Putnam Sustainable Future Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  8  regarding other derivative information.
See A bbreviations on page 27 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 774,000 1,037,479 6/17/26 $ 15,650 $ —
British Pound ...... BOFA Sell 246,900 326,840 6/17/26 — (9,100)
British Pound ...... BZWS Sell 282,400 373,823 6/17/26 — (10,420)
British Pound ...... CITI Sell 1,414,500 1,872,451 6/17/26 — (52,164)
British Pound ...... GSCO Sell 916,100 1,212,669 6/17/26 — (33,807)
British Pound ...... MSCO Sell 98,200 130,850 6/17/26 — (2,764)
British Pound ...... SSBT Sell 2,555,900 3,399,421 6/17/26 — (78,220)
British Pound ...... TDOM Buy 1,295,400 1,722,921 6/17/26 39,643 —
Danish Krone ...... BOFA Sell 7,878,000 1,213,026 6/17/26 — (27,419)
Danish Krone ...... CITI Buy 4,516,400 695,483 6/17/26 15,655 —
Danish Krone ...... HSBK Sell 9,512,800 1,469,783 6/17/26 — (28,073)
Danish Krone ...... MSCO Sell 6,552,600 1,014,634 6/17/26 — (17,117)
Danish Krone ...... SSBT Sell 7,824,900 1,209,019 6/17/26 — (23,066)
Euro ............. BOFA Sell 2,645,800 3,079,972 6/17/26 8,917 (40,678)
Euro ............. BZWS Sell 1,936,000 2,225,355 6/17/26 — (51,581)
Euro ............. CITI Sell 754,300 867,041 6/17/26 — (20,093)
Euro ............. GSCO Buy 1,876,200 2,156,598 6/17/26 50,006 —
Euro ............. GSCO Sell 2,484,700 2,872,370 6/17/26 — (49,893)
Euro ............. HSBK Sell 464,300 535,529 6/17/26 — (10,535)
Euro ............. JPHQ Sell 3,080,200 3,563,934 6/17/26 — (58,698)
Euro ............. MSCO Sell 913,100 1,055,457 6/17/26 — (18,443)
Euro ............. SSBT Sell 2,488,500 2,870,353 6/17/26 — (56,379)
Euro ............. TDOM Sell 1,194,700 1,378,092 6/17/26 — (26,998)
Swiss Franc ....... BZWS Buy 816,900 1,044,743 6/17/26 5,896 —
Swiss Franc ....... MSCO Sell 3,288,400 4,217,487 6/17/26 — (11,819)
Swiss Franc ....... SSBT Sell 701,600 898,280 6/17/26 — (4,068)
Swiss Franc ....... WPAC Buy 553,600 709,541 6/17/26 2,460 —
Swiss Franc ....... WPAC Sell 800,500 1,023,683 6/17/26 — (5,863)
Canadian Dollar .... BOFA Sell 728,600 529,271 7/15/26 — (8,791)
Canadian Dollar .... BZWS Buy 274,600 199,465 7/15/26 3,324 —
Canadian Dollar .... CITI Buy 3,257,100 2,364,243 7/15/26 41,084 —
Canadian Dollar .... CITI Sell 198,300 144,020 7/15/26 — (2,422)
Canadian Dollar .... GSCO Buy 882,000 640,674 7/15/26 10,672 —
Canadian Dollar .... HSBK Sell 2,896,100 2,103,839 7/15/26 — (34,895)
Canadian Dollar .... MSCO Buy 3,779,600 2,745,390 7/15/26 45,798 —
Canadian Dollar .... SSBT Sell 1,206,700 876,543 7/15/26 — (14,590)
Canadian Dollar .... TDOM Sell 936,600 680,212 7/15/26 — (11,455)
Canadian Dollar .... UBSW Buy 1,640,000 1,191,271 7/15/26 19,849 —
Canadian Dollar .... WPAC Sell 3,853,400 2,799,122 7/15/26 — (46,566)
Total Forward Exchange Contracts ................................................... $258,954 $(755,917)
Net unrealized appreciation (depreciation) ............................................ $(496,963)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Future Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $264,539,645
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 1,181,656
Value - Unaffiliated issuers .................................................................. $326,931,234
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 1,181,656
Cash .................................................................................... 2,208
Receivables:
Capital shares sold ........................................................................ 233,664
Dividends ............................................................................... 104,147
Unrealized appreciation on OTC forward exchange contracts .......................................... 258,954
Prepaid expenses .......................................................................... 86,005
Total assets .......................................................................... 328,797,868
Liabilities:
Payables:
Capital shares redeemed ................................................................... 237,998
Management fees ......................................................................... 138,341
Administrative fees ........................................................................ 402
Distribution fees .......................................................................... 56,375
Transfer agent fees ........................................................................ 78,205
Trustees' fees and expenses ................................................................. 70,443
Unrealized depreciation on OTC forward exchange contracts .......................................... 755,917
Accrued expenses and other liabilities ........................................................... 94,171
Total liabilities ......................................................................... 1,431,852
Net assets, at value ................................................................. $327,366,016
Net assets consist of:
Paid-in capital ............................................................................. $264,708,280
Total distributable earnings (losses) ............................................................. 62,657,736
Net assets, at value ................................................................. $327,366,016

Putnam Investment Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Sustainable
Future Fund
Class A:
Net assets, at value ....................................................................... $256,904,749
Shares outstanding ........................................................................ 14,339,240
Net asset value per share
a ,b
.................................................................. $17.92
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $19.01
Class C:
Net assets, at value ....................................................................... $3,326,521
Shares outstanding ........................................................................ 247,008
Net asset value and maximum offering price per share
a ,b
............................................ $13.47
Class R:
Net assets, at value ....................................................................... $5,255,480
Shares outstanding ........................................................................ 317,960
Net asset value and maximum offering price per share
b
............................................. $16.53
Class R6:
Net assets, at value ....................................................................... $20,040,429
Shares outstanding ........................................................................ 1,074,209
Net asset value and maximum offering price per share
b
............................................. $18.66
Class Y:
Net assets, at value ....................................................................... $41,838,837
Shares outstanding ........................................................................ 2,270,861
Net asset value and maximum offering price per share
b
............................................. $18.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Investment Funds
Financial Statements
Statement of Operations
for the year ended April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Future Fund
Investment income:
Dividends: (net of foreign taxes of $17,752)
Unaffiliated issuers ........................................................................ $1,834,333
Non-controlled affiliates (Note 3 g ) ............................................................. 173,995
Interest:
Unaffiliated issuers ........................................................................ 40,153
Total investment income ................................................................... 2,048,481
Expenses:
Management fees (Note 3 a ) ................................................................... 1,904,775
Administrative fees (Note 3 b ) .................................................................. 6,039
Distribution fees: (Note 3c )
    Class A ................................................................................ 700,113
    Class C ................................................................................ 40,548
    Class R ................................................................................ 31,429
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 427,445
    Class C ................................................................................ 6,250
    Class R ................................................................................ 9,627
    Class R6 ............................................................................... 10,699
    Class Y ................................................................................ 72,898
Custodian fees ............................................................................ 7,612
Reports to shareholders fees .................................................................. 47,906
Registration and filing fees .................................................................... 84,093
Professional fees ........................................................................... 93,196
Trustees' fees and expenses (Note 3 f ) ........................................................... 15,955
Other .................................................................................... 15,193
Total expenses ......................................................................... 3,473,778
Expense reductions (Note 4 ) ............................................................... (52,047)
Net expenses ......................................................................... 3,421,731
Net investment income (loss) ............................................................ (1,373,250)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 33,791,648
Foreign currency transactions ................................................................ 2,340
Forward exchange contracts ................................................................. (1,237,127)
Net realized gain (loss) .................................................................. 32,556,861
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,529,136
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,523
Forward exchange contracts ................................................................. 921,682
Net change in unrealized appreciation (depreciation) ............................................ 12,453,341
Net realized and unrealized gain (loss) ............................................................ 45,010,202
Net increase (decrease) in net assets resulting from operations .......................................... $43,636,952

Putnam Investment Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Sustainable Future Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,373,250) $(1,678,680)
Net realized gain (loss) ................................................. 32,556,861 64,999,403
Net change in unrealized appreciation (depreciation) ........................... 12,453,341 (61,751,414)
Net increase (decrease) in net assets resulting from operations ................ 43,636,952 1,569,309
Distributions to shareholders:
Class A ............................................................. (34,555,197) (35,479,719)
Class C ............................................................. (621,549) (746,535)
Class R ............................................................. (850,152) (840,714)
Class R6 ............................................................ (2,575,195) (3,311,357)
Class Y ............................................................. (5,988,004) (6,328,912)
Total distributions to shareholders .......................................... (44,590,097) (46,707,237)
Capital share transactions: (Note 2 )
Class A ............................................................. (14,121,667) (456,468)
Class B ............................................................. — (34,849)
Class C ............................................................. (918,549) (876,342)
Class R ............................................................. (857,536) 577,713
Class R6 ............................................................ (30,156) (2,906,765)
Class Y ............................................................. (4,603,514) (2,086,590)
Total capital share transactions ............................................ (20,531,422) (5,783,301)
Net increase (decrease) in net assets ................................... (21,484,567) (50,921,229)
Net assets:
Beginning of year ....................................................... 348,850,583 399,771,812
End of year ........................................................... $327,366,016 $348,850,583

Putnam Investment Funds
Notes to Financial Statements
Putnam Sustainable Future Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Investment Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of six separate
funds. The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam Sustainable
Future Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The Fund will be closed to new investors effective June 26,
2026.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Sustainable Future Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Sustainable Future Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At April 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$518,002 and the aggregate value of collateral pledged for
such contracts was $131,002.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Sustainable Future Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 338,375 $6,526,079 408,910 $8,592,129
Shares issued in reinvestment of distributions .......... 1,847,165 33,784,859 1,618,984 34,711,021
Shares redeemed ............................... (2,825,581) (54,432,605) (2,105,843) (43,759,618)
Net increase (decrease) .......................... (640,041) $(14,121,667) (77,949) $(456,468)
1. Organization and Significant Accounting Policies
(continued)

Putnam Investment Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Sustainable Future Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class B Shares:
*
Shares redeemed ............................... — $— (2,021) $(34,849)
Net increase (decrease) .......................... — $— (2,021) $(34,849)
Class C Shares:
Shares sold ................................... 19,919 $300,261 39,845 $680,740
Shares issued in reinvestment of distributions .......... 44,269 610,027 44,026 745,806
Shares redeemed
a
.............................. (122,408) (1,828,837) (136,324) (2,302,888)
Net increase (decrease) .......................... (58,220) $(918,549) (52,453) $(876,342)
Class R Shares:
Shares sold ................................... 38,992 $700,589 41,232 $815,759
Shares issued in reinvestment of distributions .......... 50,087 845,964 41,754 837,167
Shares redeemed ............................... (137,806) (2,404,089) (54,814) (1,075,213)
Net increase (decrease) .......................... (48,727) $(857,536) 28,172 $577,713
Class R6 Shares:
Shares sold ................................... 262,817 $5,242,570 446,686 $9,694,154
Shares issued in reinvestment of distributions .......... 133,971 2,548,126 149,700 3,311,357
Shares redeemed ............................... (394,495) (7,820,852) (743,850) (15,912,276)
Net increase (decrease) .......................... 2,293 $(30,156) (147,464) $(2,906,765)
Class Y Shares:
Shares sold ................................... 374,617 $7,363,714 587,161 $12,636,409
Shares issued in reinvestment of distributions .......... 314,695 5,913,110 286,159 6,266,872
Shares redeemed ............................... (932,988) (17,880,338) (1,007,215) (20,989,871)
Net increase (decrease) .......................... (243,676) $(4,603,514) (133,895) $(2,086,590)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Putnam Sustainable Future Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended April 30, 2026, the gross effective investment management fee rate was 0.529% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by
Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $14,694
CDSC retained .............................................................................. $339
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through August 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-
related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of
0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2026 and 2025, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.843% ...... $5,573,598 $71,476,004 $(75,867,946) $— $— $1,181,656 1,181,656 $173,995
Total Affiliated Securities ... $5,573,598 $71,476,004 $(75,867,946) $— $— $1,181,656 $173,995
2026 2025
Distributions paid from:
Ordinary income .......................................................... $2,005,741 $—
Long term capital gain ...................................................... 42,584,356 46,707,237
$44,590,097 $46,707,237
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
At April 30, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and net operating losses.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2026, aggregated
$206,761,824 and $268,484,450, respectively.
7. Concentration of Risk
Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the Fund invests, the Fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.
8. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $266,028,534
Unrealized appreciation ........................................................................ $88,875,802
Unrealized depreciation ........................................................................ (27,288,409)
Net unrealized appreciation (depreciation) .......................................................... $61,587,393
Distributable earnings:
Undistributed long term capital gains .............................................................. $1,067,112
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Sustainable Future Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 258,954 Unrealized depreciation on OTC
forward exchange contracts
$ 755,917
Total .................... $258,954 $755,917
5. Income Taxes
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
For the year ended April 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended April 30, 2026, the average month end contract value of forward exchange contracts was $58,990,574.
See Note 1(c) regarding derivative financial instruments.
9. Upcoming Reorganization
On May 21, 2026, the Board approved a proposal to reorganize the Fund with and into Putnam U.S. Research Fund. Upon completion of the reorganization on or about August 17, 2026, assets in the Fund will be transferred into Putnam U.S.
Research Fund.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Sustainable Future Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(1,237,127) Forward exchange contracts $921,682
Total ....................... $(1,237,127) $921,682
8. Other Derivative Information
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 326,137,282 $ — $ — $ 326,137,282
Short Term Investments ................... 1,181,656 793,952 — 1,975,608
Total Investments in Securities ........... $327,318,938 $793,952 $— $328,112,890
Other Financial Instruments:
Forward Exchange Contracts ............... $— $258,954 $— $258,954
Total Other Financial Instruments ......... $— $258,954 $— $258,954
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 755,917 $ — $ 755,917
Total Other Financial Instruments ......... $— $755,917 $— $755,917
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Financial Statements

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Annual Report
Putnam Sustainable Future Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt

Putnam Investment Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Investment Funds and Shareholders of Putnam Sustainable Future Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Sustainable Future Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of
April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30,
2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
June 17, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Investment Funds
Tax Information (unaudited)

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Annual Report
Putnam Sustainable Future Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $44,063,055
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,367,627
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,665,148
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $2,005,741
Section 163(j) Interest Earned §163(j) $13,182
Interest Earned from Federal Obligations Note (1) $40,153

Putnam Investment Funds

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38986-AFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	June 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	June 29, 2026